Net Revenues - Schedule of Net Revenues (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NET REVENUES
Net revenues	¥ 206,820,874	$ 29,986,208	¥ 202,209,465	¥ 162,167,547
Portfolio training services
NET REVENUES
Net revenues	153,136,274		151,433,831	113,191,386
Research-based learning services
NET REVENUES
Net revenues	3,721,829		5,977,438	4,452,915
Overseas study counselling services
NET REVENUES
Net revenues	24,974,973		23,623,998	21,059,645
Other Educational Services reporting unit
NET REVENUES
Net revenues	24,657,609		¥ 21,174,198	20,025,679
K12 education assessment and other services
NET REVENUES
Net revenues	¥ 330,189			¥ 3,437,922